Consolidated Statements of Changes in Shareholders' Equity shares in Thousands, $ in Thousands, $ in Thousands		Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares		Common Stock [Member] Common Class A [Member] shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2020			$ 3					$ 7,868		$ (6,912)				$ 959		$ 7		$ 966
Balance, Shares at Dec. 31, 2020 | shares					8,159
Net loss										(1,231)				(1,231)		(9)		(1,240)
Conversion of convertible loan from third parties								117						117		1		118
Conversion of convertible loan from third parties, Shares | shares	[1]
Balance at Dec. 31, 2021			$ 3					7,985		(8,143)				(155)		(1)		(156)
Balance, Shares at Dec. 31, 2021 | shares		3,543	3,543		8,159
Net loss										(4,923)				(4,923)		(37)		(4,960)
Conversion of convertible loan from third parties								116						116		1		117
Conversion of convertible loan from third parties, Shares | shares						[1]
Balance at Dec. 31, 2022			$ 3					8,101		(13,066)				(4,962)		(37)		(4,999)
Balance, Shares at Dec. 31, 2022 | shares		3,543	3,543		8,159
Net loss										(12,827)		(117)		(12,944)		(42)	$ (9,844)	(12,986)
Conversion of convertible loan from third parties				[2]				3,481						3,481				3,481
Conversion of convertible loan from third parties, Shares | shares					1,194
Share-based payment			$ 1					7,081						7,082				7,082
Share-based payment, shares | shares					3,218
Balance at Dec. 31, 2023		$ 3	$ 4				$ 14,146	$ 18,663	$ (19,626)	$ (25,893)	$ (89)	$ (117)	$ (5,566)	$ (7,343)	$ (60)	$ (79)	$ (5,626)	$ (7,422)
Balance, Shares at Dec. 31, 2023 | shares		3,543	3,543		12,571

[1]	As part of the reorganization the entities are under common control as described in Note 1, the convertible loan of S$2,349,000 and accrued interest S$118,000 and S$117,000 for the financial years ended December 31, 2021 and 2022 was fully converted into the Company’s Class A Ordinary Shares in April 2023. Therefore, the conversion of convertible loan from a shareholder was accounted for retrospectively on January 1, 2021, and the converted shares are included in Class A Ordinary Shares.
[2]	Amount less than S$1,000.